Rental Revenue Straight-line Revenue Adjustments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Continuing operations	$ 2,291	$ 1,261	$ 987
Discontinued operations	$ (553)	$ (100)	$ 4,100